Debt - Minimum Annual Repayments of Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2016	$ 9,607
2017	5,891
2018	5,550
2019	3,267
2020	957
2021 and thereafter	1,116
Total	26,388	$ 29,594
Industrial Activities [Member]
Debt Instrument [Line Items]
2016	1,252
2017	1,892
2018	1,773
2019	1,318
2020	59
2021 and thereafter	964
Total	8,304	11,520
Industrial Activities [Member] | Intersegment Debt [Member]
Debt Instrument [Line Items]
Total	1,046	1,341
Financial services [Member]
Debt Instrument [Line Items]
2016	8,355
2017	3,999
2018	3,777
2019	1,949
2020	898
2021 and thereafter	152
Total	21,219	24,086
Financial services [Member] | Intersegment Debt [Member]
Debt Instrument [Line Items]
Total	$ 2,089	$ 4,671